SHAREHOLDERS EQUITY (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Amount of options, Outstanding at beginning of period	3,777,032
Amount of options, Granted	517,000
Amount of options, Exercised	(531,235)
Amount of options, Forfeited	(128,375)
Amount of options, Expired	(439,000)
Amount of options, Outstanding at end of period	3,195,422
Amount of options, Vested and expected to vest	3,019,674
Amount of options, exercisable at end of period	1,548,195
Weighted average exercise price, Outstanding at beginning of period	$ 4.74
Weighted average exercise price, Granted	$ 4.09
Weighted average exercise price, Exercised	$ 2.67
Weighted average exercise price, Forfeited	$ 5.03
Weighted average exercise price, Expired	$ 10.95
Weighted average exercise price, Options outstanding at end of period	$ 4.11
Weighted average exercise price, Vested and expected to vest	$ 4.11
Weighted average exercise price of exercisable options	$ 4.61
Weighted average remaining contractual term, Options outstanding at beginning of period (in years)	4 years
Weighted average remaining contractual term, Options outstanding at end of period (in years)	4 years 3 months 18 days
Weighted average remaining contractual term, Vested and expected to vest (in years)	4 years 3 months 18 days
Weighted average remaining contractual term, Options exercisable at end of period (in years)	2 years 10 months 24 days
Aggregate intrinsic value, Outstanding at beginning of period	$ 1,477
Aggregate intrinsic value, Options outstanding at end of period	9,693
Aggregate intrinsic value, Vested and expected to vest	9,160
Aggregate intrinsic value, Options exercisable at end of period	$ 4,137